Condensed Consolidated Balance Sheet (Parentheticals) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net of allowance for credit losses (in Dollars)	$ 1,112,580	$ 862,580
Accrued expenses and other current liabilities, with related parties (in Dollars)	200,000	$ 1,178,408
Preferred shares, par value (in Dollars per share)		$ 0.0001
Preferred shares, shares authorized		1,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Related Party
Accounts receivable, from related parties (in Dollars)	819,212	$ 396,488
Accrued expenses and other current liabilities, with related parties (in Dollars)	784,527	2,415,966
Contract liabilities, with related parties (in Dollars)	$ 9,900	$ 1,160,848
Esgen Acquisition Corp
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Common Stock
Temporary equity, shares outstanding		1,408,555	27,600,000
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	300,000,000	250,000,000
Common shares, shares issued	5,026,964	5,619,077	0
Common shares, shares outstanding		5,619,077	0
Class A Common Stock | Esgen Acquisition Corp
Temporary equity, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Temporary equity, shares outstanding		1,408,555	27,600,000
Common shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized		250,000,000	250,000,000
Common shares, shares issued		5,619,077	0
Common shares, shares outstanding		5,619,077	0
Class B Common Stock
Common shares, par value (in Dollars per share)		$ 0.0001
Common shares, shares authorized		25,000,000
Common shares, shares issued		1,280,923	6,900,000
Common shares, shares outstanding		1,280,923	6,900,000
Class B Common Stock | Esgen Acquisition Corp
Common shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized		25,000,000	25,000,000
Common shares, shares issued		1,280,923	6,900,000
Common shares, shares outstanding		1,280,923	6,900,000